Exhibit 99.7

EXHIBIT 99.7	CLAYTON WAIVED CONDITIONS SUMMARY

Client Name:
Client Project Name:	SEMT 2024-1
Start - End Dates:	1/14/2021 - 11/27/2023
Deal Loan Count:	286

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER3490	Missing Patriot Act form	2
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	1
Credit	Credit/Mtg History	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	LTV/CLTV	CRDLTV107	LTV Exception 5% or Less	1
Credit	LTV/CLTV	CRDLTV201	LTV > 80%	2
Credit	Income/Employment	CRDINC126	Length of employment/self-employment does not meet guidelines	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	4
Credit	Income/Employment	CRDINC2159	Missing Tax Return Transcripts from IRS as required by guidelines	2
Credit	Income/Employment	CRDINC2340	Employment verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	3
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	2
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Income/Employment	CRDINC889	Income is Not Reasonable	1
Credit	Income/Employment	CRDINC890	Employment is Unsupported by Documentation in File	1
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	1
Credit	Application	CRDAPP1813	Undisclosed non-arm's length transaction	1
Credit	Assets	CRDAST115	Cash reserves do not meet guidelines	1
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	3
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	2
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Property Valuations	Appraisal	PRVAAPPR3116	Missing updated valuation	2
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4218	TRID - Costs at Closing and or Calculating Cash to Close tables are inconsistent across disclosures	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	5
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in 3 days of application	3
Total				51

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